Subsequent Event (Details) In Millions, except Per Share data, unless otherwise specified		3 Months Ended		3 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Samarco's fourth pellet plant project [Member] USD ($)	Apr. 29, 2011 Samarco's fourth pellet plant project [Member]	Mar. 31, 2011 Northern Energy SA [Member] USD ($)	Mar. 31, 2011 Metorex Limited [Member] ZAR	Mar. 31, 2011 Metorex Limited [Member] USD ($)
Subsequent Event (Textuals)
Capacity of pellet plant			8.3
Estimated total investment		$ 3,000		$ 1,400	7,524	$ 1,125
Percentage of interest in Samarco	50.00%
Percentage of acquisition approved by Board of Directors				9.00%
Subsequent Event amount per share					7.35